DEBT (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended							12 Months Ended
	Aug. 28, 2012	Sep. 30, 2014	Aug. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Feb. 28, 2013	Oct. 31, 2012	Aug. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Loan and Security Agreements
Maximum borrowing capacity	$ 1,000
Proceeds from notes payable, net of original note payoff									$ 7,056	$ 500
Common stock warrant, Silicon Valley Bank, Original Term Loan
Loan and Security Agreements
Common stock that may be purchased upon exercise of warrant (in shares)	23,810
Exercise price of warrant (in dollars per share)	$ 0.07
Common stock warrant, Silicon Valley Bank, Term Loan, Amendment No. 1
Loan and Security Agreements
Common stock that may be purchased upon exercise of warrant (in shares)				14,430
Exercise price of warrant (in dollars per share)				$ 0.05
Common stock warrant, Silicon Valley Bank, Term Loan, Amendment No. 2
Loan and Security Agreements
Common stock that may be purchased upon exercise of warrant (in shares)			86,580
Exercise price of warrant (in dollars per share)			$ 0.05
Term loan | Silicon Valley Bank loan agreement
Loan and Security Agreements
Maximum borrowing capacity	$ 1,000
Amount borrowed						$ 500	$ 250	$ 250
Initial period of interest only payments	12 months
Subsequent period of principal and interest payments	36 months
Deferred financing costs	$ 38				$ 22
Financing costs repaid					16
Deferred financing costs, net									7	15
Outstanding amount of loans									8,000	958
Interest expense on notes payable									$ 208	$ 62
Term loan | Silicon Valley Bank loan agreement | Prime
Loan and Security Agreements
Variable interest rate margin (as a percent)									2.25%	2.25%
Interest rate (as a percent)	5.50%
Term loan | Silicon Valley Bank loan agreement, Amendment No. 1
Loan and Security Agreements
Maximum borrowing capacity					$ 6,000
Amount borrowed				$ 2,000
Proceeds from notes payable, net of original note payoff				$ 1,056
Initial period of interest only payments				12 months
Subsequent period of principal and interest payments				36 months
Term loan | Silicon Valley Bank loan agreement, Amendment No. 1 | Prime
Loan and Security Agreements
Variable rate basis					1.75%
Interest rate (as a percent)				5.00%
Term loan | Silicon Valley Bank loan agreement Amendment No. 2
Loan and Security Agreements
Maximum borrowing capacity			$ 8,000
Amount borrowed		$ 3,000	$ 3,000
Initial period of interest only payments			12 months
Subsequent period of principal and interest payments			36 months
Term loan | Silicon Valley Bank loan agreement Amendment No. 2 | Prime
Loan and Security Agreements
Interest rate (as a percent)			5.00%